Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Relevant Exchange Rates Of US Dollar And Israeli CPI

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,
2012	3.733	2.0435	112.15points
2011	3.821	1.8758	110.34points
2010	3.549	1.6662	108.00points
Increase (decrease) during the year:
2012	(2.30)%	(8.94)%	1.6%
2011	7.66%	12.57%	2.2%
2010	(5.99)%	(4.31)%	2.7%

Schedule Of Depreciation Rates
%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Schedule Of Intangible Assets Useful Lives
Years
GIS database	10
Customer base	5
Brand name	15
Other	3-10